Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 285	¥ 464
Securitization or asset-backed financing arrangement, financial asset for which transfer is accounted as sale, gain on sale	1	9
Debt securities issued by SPEs with an initial fair value	458	1,890
Cash inflows from third parties on the sale of debt securities	436	1,759
Cumulative balance of financial assets transferred to SPEs	5,745	5,829
Retained interests	168	131
Interests held in SPEs	¥ 26	¥ 39